Stockholders' Equity (Deficit) / Members' Equity (Deficit) and Noncontrolling Interests - Schedule of Change in Carrying Value of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Change in Carrying Value of Redeemable Noncontrolling Interest [Roll Forward]
Beginning balance	$ (42,431)	$ (35,525)	$ 0	$ 0
Net income (loss) attributable to redeemable noncontrolling interest	1,080	(73,384)	1,080	0
Change in redemption value of redeemable noncontrolling interest	5,826	268,423
Ending balance	$ (35,525)	$ 159,514	$ (35,525)	$ (42,431)